Class A Common Stock Subject to Possible Redemption (Details) - Schedule of class A common stock subject to possible redemption - Common Class A [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds		$ 230,000,000	$ 230,000,000
Less:
Amount allocated to Public Warrants			(13,340,000)
Class A common stock issuance costs		(12,403,774)	(12,403,774)
Fair value of Public Warrants at issuance		(13,340,000)
Fair value of rights		0
Plus:
Accretion of carrying value to redemption value			25,743,774
Class A common stock subject to possible redemption	$ 35,205,207	51,916,992	$ 230,000,000
Less:
Redemption of Class A common stock subject to possible redemption	(18,432,316)	(180,858,526)
Plus:
Remeasurement of Class A common stock to redemption value	1,720,531	28,519,292
Redemption of Class A common stock	$ (18,432,316)	(180,858,526)
Previously Reported [Member]
Plus:
Remeasurement of Class A common stock to redemption value		$ 2,775,518